UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12312010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stichting Pensioenfonds ABP
Address: Oude Lindestraat 70
         Postbus 6401
         Heerlen, The Netherlands,

13F File Number:  28-04817

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leo Palmen
Title:     General Counsel
Phone:     (917) 368-3519

Signature, Place, and Date of Signing:

 Leo Palmen     New York, NY     January 31, 2010

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-13074                     APG All Pensions Group
028-11014                     APG Investment Services NV
028-11397                     APG Asset Management US Inc.